Revenues (Tables)	12 Months Ended
Jun. 30, 2023
Revenues
Schedule of revenues
	06.30.2023	06.30.2022	06.30.2021
Crops	57,730	80,095	56,422
Sugarcane	12,177	22,537	18,555
Cattle	5,351	8,022	10,055
Supplies	10,185	13,623	7,554
Consignment	7,198	4,376	3,443
Advertising and brokerage fees	5,438	4,973	4,812
Agricultural rental and other services	3,144	3,975	3,408
Income from sales and services from agricultural business	101,223	137,601	104,249
Trading properties and developments	3,807	1,089	3,620
Rental and services	70,414	58,678	38,808
Hotel operations, tourism services and others	14,961	9,266	3,253
Income from sales and services from urban properties and investment business	89,182	69,033	45,681
Total revenues	190,405	206,634	149,930